Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes
Income Taxes

9.Income Taxes

The Company is incorporated in the Cayman Islands and conducts its primary business operations through subsidiaries and VIEs in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income nor capital gains. Additionally, upon payments of dividends by the Company to its shareholders, neither Cayman Islands nor BVI will impose withholding taxes. Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong corporate income tax rate at 16.5% exempting foreign-derived income, and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates. For qualified small and micro-sized enterprise. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2022, 2023 and 2024, some PRC subsidiaries are qualified small and micro-sized enterprise as defined, and thus are eligible for the above preferential tax rates for small and micro-sized enterprise. Hainan Quhuo, Hainan Xinying and Haikou Chengtu are enterprises registered in the Hainan free trade port and engaged in substantial business in encouraged industries and are therefore entitled to preferential tax rate of 15%. Beijing Quhuo, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) in 2020 and renewed in 2023, thus it is eligible for a preferential tax rate of 15% from 2020 to 2025.

The Company recorded a tax benefit of RMB2,622 and RMB17,902 (US$2,499) for the six months ended June 30, 2024 and 2025, respectively, primarily due to the reversal of unrecognized tax benefit recognized in previous years that have passed the retroactive period. The income tax is primarily driven by nondeductible share-based compensation expenses and unbenefited losses from continuing operations. Furthermore, the Company’s effective tax rates from operations were (5%) and (25%) for the six months ended June 30, 2024 and 2025, respectively. Changes in various permanent differences relative to our pre-tax loss from operations had a favorable impact on the effective tax rate for the first six months ended June 30, 2025 compared to the same period prior year.